Subordinated liabilities - Breakdown (Details) - FINANCIAL LIABILITIES AT AMORTISED COST € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 21,062		€ 23,820	[1]	€ 21,510
EUR
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		12,542		14,001		11,240
Annual interest rate (as percent)	4.15%
USD
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	$ 7,309	6,506		7,813		8,008
Annual interest rate (as percent)	5.80%
GBP
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		655	£ 557	628		874
Annual interest rate (as percent)	8.91%
BRL
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		0		0		131
Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		1,359		1,378		1,257
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		321		345		404
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 7,709		€ 9,717		€ 8,369

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).